Note 12 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at beginning of period		$ 113,651
Additions*		8,188		$ 20,595
Impairments		(59)	$ (144)
Balance at end of period		119,410		113,651
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		148,465	127,815	127,815
Initial recognition of right of use assets				409
Additions*	[1]	8,188		20,595
Impairments		(59)		(144)
Disposals				(228)
Reallocations between asset classes
Foreign exchange movement		(131)		18
Balance at end of period		156,463		148,465
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets				146
Impairments
Foreign exchange movement		(75)		11
Balance at January 1, 2019		34,814	30,388	30,388
Depreciation for the year		2,314		4,434
Disposals				(165)
Balance at December 31, 2019		37,053		34,814
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,420
Balance at end of period		5,453		5,420
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		10,833	10,339	10,339
Initial recognition of right of use assets				409
Additions*	[1]			267
Impairments
Disposals				(212)
Reallocations between asset classes		556		25
Foreign exchange movement		(37)		5
Balance at end of period		11,352		10,833
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets				146
Impairments
Foreign exchange movement		(21)
Balance at January 1, 2019		5,413	4,411	4,411
Depreciation for the year		507		1,005
Disposals				(149)
Balance at December 31, 2019		5,899		5,413
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		84,217
Balance at end of period		89,869		84,217
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		90,542	74,509	74,509
Initial recognition of right of use assets
Additions*	[1]	6,633		19,020
Impairments
Disposals
Reallocations between asset classes		(687)		(2,989)
Foreign exchange movement				2
Balance at end of period		96,488		90,542
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Impairments
Foreign exchange movement
Balance at January 1, 2019		6,325	5,821	5,821
Depreciation for the year		294		504
Disposals
Balance at December 31, 2019		6,619		6,325
Tangible exploration and evaluation assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		7,139
Balance at end of period		7,201		7,139
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		7,139	6,967	6,967
Initial recognition of right of use assets
Additions*	[1]	62		172
Impairments
Disposals
Reallocations between asset classes
Foreign exchange movement
Balance at end of period		7,201		7,139
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Impairments
Foreign exchange movement
Balance at January 1, 2019
Depreciation for the year
Disposals
Balance at December 31, 2019
Machinery [member]
Statement Line Items [Line Items]
Balance at beginning of period		16,345
Balance at end of period		16,307		16,345
Machinery [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		36,395	32,675	32,675
Initial recognition of right of use assets
Additions*	[1]	1,314		897
Impairments		(59)		(144)
Disposals
Reallocations between asset classes		131		2,964
Foreign exchange movement		(28)		3
Balance at end of period		37,753		36,395
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Impairments
Foreign exchange movement
Balance at January 1, 2019		20,050	17,357	17,357
Depreciation for the year		1,396		2,693
Disposals
Balance at December 31, 2019		21,446		20,050
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		265
Balance at end of period		258		265
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		1,018	923	923
Initial recognition of right of use assets
Additions*	[1]	46		88
Impairments
Disposals
Reallocations between asset classes
Foreign exchange movement		(59)		7
Balance at end of period		1,005		1,018
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Impairments
Foreign exchange movement		(52)		5
Balance at January 1, 2019		753	649	649
Depreciation for the year		46		99
Disposals
Balance at December 31, 2019		747		753
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		265
Balance at end of period		322		265
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,538	2,402	2,402
Initial recognition of right of use assets
Additions*	[1]	133		151
Impairments
Disposals				(16)
Reallocations between asset classes
Foreign exchange movement		(7)		1
Balance at end of period		2,664		2,538
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Impairments
Foreign exchange movement		(2)		6
Balance at January 1, 2019		2,273	$ 2,150	2,150
Depreciation for the year		71		133
Disposals				(16)
Balance at December 31, 2019		$ 2,342		$ 2,273

[1]	Included in additions is an amount of $6,476 (December 31, 2019: $20,093) relating to capital work in progress ("CWIP") and contains $26 (December 31, 2019: $165) of borrowing costs capitalised from the term loan. As at period end $83,323 of CWIP was included in the cost closing balance (December 31, 2019: $76,847).